Segmental information - additional information - Disclosure of sales revenue by destination (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	100.00%	100.00%
Consolidated sales revenue	$ 26,873	$ 26,802
Greater China
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	55.20%	58.10%
Consolidated sales revenue	$ 14,832	$ 15,569
US
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	17.90%	16.00%
Consolidated sales revenue	$ 4,801	$ 4,288
Asia (excluding Greater China and Japan)
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	6.80%	6.90%
Consolidated sales revenue	$ 1,820	$ 1,834
Japan
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	6.00%	6.60%
Consolidated sales revenue	$ 1,612	$ 1,769
Europe (excluding UK)
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	5.50%	5.10%
Consolidated sales revenue	$ 1,489	$ 1,373
Canada
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	3.00%	3.00%
Consolidated sales revenue	$ 813	$ 800
Australia
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	1.70%	1.80%
Consolidated sales revenue	$ 449	$ 489
UK
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	0.20%	0.20%
Consolidated sales revenue	$ 44	$ 64
Other countries
Disclosure of geographical areas [line items]
Sales revenue by destination (as a percent)	3.70%	2.30%
Consolidated sales revenue	$ 1,013	$ 616